Schedule of Investments (unaudited)
December 31, 2024
iShares® S&P 100 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.8%
Boeing Co. (The)(a)	312,633	$ 55,336,041
General Dynamics Corp.	108,206	28,511,199
General Electric Co.	452,279	75,435,615
Lockheed Martin Corp.	88,227	42,873,028
RTX Corp.	555,968	64,336,617
		266,492,500
Air Freight & Logistics — 0.4%
FedEx Corp.	93,953	26,431,797
United Parcel Service, Inc., Class B	305,988	38,585,087
		65,016,884
Automobiles — 3.5%
Ford Motor Co.	1,637,482	16,211,072
General Motors Co.	459,865	24,497,008
Tesla, Inc.(a)	1,167,934	471,658,467
		512,366,547
Banks — 4.0%
Bank of America Corp.	2,791,715	122,695,874
Citigroup, Inc.	790,942	55,674,407
JPMorgan Chase & Co.	1,177,398	282,234,075
U.S. Bancorp	650,845	31,129,916
Wells Fargo & Co.	1,392,436	97,804,705
		589,538,977
Beverages — 1.3%
Coca-Cola Co. (The)	1,621,386	100,947,492
PepsiCo, Inc.	573,113	87,147,563
		188,095,055
Biotechnology — 1.6%
AbbVie, Inc.	739,025	131,324,743
Amgen, Inc.	224,800	58,591,872
Gilead Sciences, Inc.	520,279	48,058,171
		237,974,786
Broadline Retail — 5.8%
Amazon.com, Inc.(a)	3,913,700	858,626,643
Capital Markets — 1.9%
Bank of New York Mellon Corp. (The)	304,071	23,361,775
BlackRock, Inc.(b)	60,882	62,410,747
Charles Schwab Corp. (The)	624,122	46,191,269
Goldman Sachs Group, Inc. (The)	131,279	75,172,981
Morgan Stanley	518,784	65,221,525
		272,358,297
Chemicals — 0.6%
Dow, Inc.	293,834	11,791,558
Linde PLC	199,132	83,370,595
		95,162,153
Communications Equipment — 0.7%
Cisco Systems, Inc.	1,666,988	98,685,689
Consumer Finance — 0.7%
American Express Co.	232,736	69,073,717
Capital One Financial Corp.	159,100	28,370,712
		97,444,429
Consumer Staples Distribution & Retail — 2.4%
Costco Wholesale Corp.	185,296	169,781,166
Target Corp.	192,953	26,083,387
Walmart, Inc.	1,815,281	164,010,638
		359,875,191
Security	Shares	Value
Diversified Telecommunication Services — 0.9%
AT&T Inc.	2,996,736	$ 68,235,679
Verizon Communications, Inc.	1,760,483	70,401,715
		138,637,394
Electric Utilities — 0.9%
Duke Energy Corp.	322,445	34,740,225
NextEra Energy, Inc.	859,996	61,653,113
Southern Co. (The)	458,641	37,755,327
		134,148,665
Electrical Equipment — 0.2%
Emerson Electric Co.	239,361	29,664,009
Entertainment — 1.7%
Netflix, Inc.(a)	178,764	159,335,928
Walt Disney Co. (The)	757,974	84,400,405
		243,736,333
Financial Services — 5.4%
Berkshire Hathaway, Inc., Class B(a)(c)	766,546	347,459,971
Mastercard, Inc., Class A	342,799	180,507,669
PayPal Holdings, Inc.(a)	419,273	35,784,951
Visa, Inc., Class A	722,676	228,394,523
		792,147,114
Food Products — 0.3%
Kraft Heinz Co. (The)	369,977	11,361,994
Mondelez International, Inc., Class A	558,140	33,337,702
		44,699,696
Ground Transportation — 0.4%
Union Pacific Corp.	253,971	57,915,547
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories	725,853	82,101,233
Medtronic PLC	536,050	42,819,674
		124,920,907
Health Care Providers & Services — 1.5%
CVS Health Corp.	524,722	23,554,771
UnitedHealth Group, Inc.	384,869	194,689,832
		218,244,603
Hotels, Restaurants & Leisure — 1.4%
Booking Holdings, Inc.	13,843	68,777,838
McDonald’s Corp.	299,802	86,909,602
Starbucks Corp.	473,609	43,216,821
		198,904,261
Household Products — 1.3%
Colgate-Palmolive Co.	341,197	31,018,219
Procter & Gamble Co. (The)	984,889	165,116,641
		196,134,860
Industrial Conglomerates — 0.6%
3M Co.	227,737	29,398,569
Honeywell International, Inc.	272,155	61,477,093
		90,875,662
Insurance — 0.3%
American International Group, Inc.	260,870	18,991,336
MetLife, Inc.	244,812	20,045,206
		39,036,542
Interactive Media & Services — 9.4%
Alphabet, Inc., Class A	2,443,574	462,568,558
Alphabet, Inc., Class C, NVS	1,990,353	379,042,825
Meta Platforms, Inc., Class A	911,689	533,803,027
		1,375,414,410

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® S&P 100 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services — 1.2%
Accenture PLC, Class A	261,379	$ 91,950,519
International Business Machines Corp.	386,687	85,005,403
		176,955,922
Life Sciences Tools & Services — 1.0%
Danaher Corp.	268,646	61,667,689
Thermo Fisher Scientific, Inc.	159,963	83,217,552
		144,885,241
Machinery — 0.8%
Caterpillar, Inc.	202,260	73,371,837
Deere & Co.	106,411	45,086,341
		118,458,178
Media — 0.5%
Charter Communications, Inc., Class A(a)	40,302	13,814,317
Comcast Corp., Class A	1,596,348	59,910,940
		73,725,257
Oil, Gas & Consumable Fuels — 2.4%
Chevron Corp.	698,955	101,236,642
ConocoPhillips	540,976	53,648,590
Exxon Mobil Corp.	1,838,068	197,720,975
		352,606,207
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	847,139	47,914,182
Eli Lilly & Co.	329,516	254,386,352
Johnson & Johnson	1,006,878	145,614,696
Merck & Co., Inc.	1,057,920	105,241,882
Pfizer, Inc.	2,369,957	62,874,959
		616,032,071
Retail REITs — 0.2%
Simon Property Group, Inc.	128,504	22,129,674
Semiconductors & Semiconductor Equipment — 14.2%
Advanced Micro Devices, Inc.(a)	678,663	81,975,704
Broadcom, Inc.	1,953,249	452,841,248
Intel Corp.	1,803,697	36,164,125
NVIDIA Corp.	10,258,580	1,377,624,708
QUALCOMM, Inc.	464,640	71,377,997
Texas Instruments, Inc.	381,602	71,554,191
		2,091,537,973
Software — 11.6%
Adobe, Inc.(a)	184,096	81,863,809
Intuit, Inc.	117,218	73,671,513
Microsoft Corp.	3,109,298	1,310,569,107
Oracle Corp.	672,143	112,005,909
Salesforce, Inc.	399,808	133,667,809
		1,711,778,147
Security	Shares	Value
Specialized REITs — 0.2%
American Tower Corp.	195,221	$ 35,805,484
Specialty Retail — 1.5%
Home Depot, Inc. (The)	415,400	161,586,446
Lowe’s Cos., Inc.	237,247	58,552,559
		220,139,005
Technology Hardware, Storage & Peripherals — 10.8%
Apple Inc.	6,321,540	1,583,040,047
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	497,920	37,677,606
Tobacco — 0.8%
Altria Group, Inc.	708,784	37,062,316
Philip Morris International, Inc.	650,238	78,256,143
		115,318,459
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	203,836	44,992,720
Total Long-Term Investments — 99.8% (Cost: $10,228,611,846)		14,671,199,145
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(b)(d)(e)	3,168,054	3,169,638
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(b)(d)	22,985,301	22,985,301
Total Short-Term Securities — 0.2% (Cost: $26,154,939)		26,154,939
Total Investments — 100.0% (Cost: $10,254,766,785)		14,697,354,084
Other Assets Less Liabilities — 0.0%		1,846,726
Net Assets — 100.0%		$ 14,699,200,810
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® S&P 100 ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 85,068	$ 3,088,685(a)	$ —	$ (4,107)	$ (8)	$ 3,169,638	3,168,054	$ 20,108(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	16,278,938	6,706,363(a)	—	—	—	22,985,301	22,985,301	913,391	—
BlackRock, Inc.	45,350,779	8,652,840	(2,644,375)	937,580	10,113,923	62,410,747	60,882	870,182	—
				$ 933,473	$ 10,113,915	$ 88,565,686		$ 1,803,681	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	79	03/21/25	$ 23,446	$ (798,766)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•    Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not be a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® S&P 100 ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 14,671,199,145	$ —	$ —	$ 14,671,199,145
Short-Term Securities
Money Market Funds	26,154,939	—	—	26,154,939
	$ 14,697,354,084	$ —	$ —	$ 14,697,354,084
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (798,766)	$ —	$ —	$ (798,766)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
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